BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

7. BORROWINGS

	As of December 31,
	2020	2021
	US$	US$
Current
Short-term borrowings:
Bank loans	3,831,476	3,121,226
Current portion of long-term borrowings	1,183,926	1,376,319
Total current borrowings	5,015,402	4,497,545
Non-Current
Long-term borrowings:
Bank loans	2,965,563	2,991,829
Total non-current borrowings	2,965,563	2,991,829
Total borrowings	7,980,965	7,489,374

Short-term borrowings

In September 2019, the Group borrowed a loan with amount of RMB5,000,000 (equivalent to approximately US$766,295) from Bank of Ningbo Co., Ltd. for a term of one year at the interest rate of 4.35% per annum. The borrowing was repaid in September 2020.

In June 2020, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,532,591) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in June 2021.

In September 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295) from Bank of Ningbo Co., Ltd. for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in September 2021.

In November 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was repaid in November 2021.

In November 2020, the Group borrowed another loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was also repaid in November 2021.

In June 2021, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,552,771) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum.

In August 2021, the Group borrowed another loan with the amount of RMB10,000,000 (equivalent to approximately US$1,568,455) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum.

Long-term borrowings

In February 2019, the Group borrowed a loan with the amount of RMB7,500,000 (equivalent to approximately US$1,176,342) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.46% per annum. The Group repaid RMB375,000 (equivalent to approximately US$58,817) in 2019, RMB1,250,000 (equivalent to approximately US$196,057) in 2020,and RMB3,375,000 (equivalent to approximately US$529,354) in 2021. As of December 31, 2020 and 2021, RMB3,375,000 (equivalent to approximately US$529,354) and RMB2,500,000 (equivalent to approximately US$392,114) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In June 2019, the Group borrowed a loan with the amount of RMB6,000,000 (equivalent to approximately US$941,074) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.23% per annum. The Group repaid RMB300,000 (equivalent to approximately US$47,054) in 2019, RMB1,000,000 (equivalent to approximately US$156,846) in 2020, and RMB2,700,000 (equivalent to approximately US$423,483) in 2021. As of December 31, 2020 and 2021, RMB2,700,000 (equivalent to approximately US$423,483) and RMB2,000,000 (equivalent to approximately US$313,691) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In September 2020, the Group borrowed a loan with the amount of RMB16,500,000 (equivalent to approximately US$2,587,952) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.27% per annum.The Group repaid RMB1,650,000 (equivalent to approximately US$258,796) in 2021. As of December 31, 2020 and 2021, RMB1,650,000 (equivalent to approximately US$258,796) and RMB3,850,000 (equivalent to approximately US$603,855) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 (equivalent to approximately US$1,333,186) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. As of December 31, 2021, RMB425,000 (equivalent to approximately US$66,659) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets.

As of December 31, 2021 and 2020, none of the Group’s borrowings were collateralized or had covenants in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2020 and 2021 were as followings:

	As of December 31,
	2020	2021
	US$	US$
2021	5,015,402	—
2022	1,279,713	4,497,545
2023	1,685,850	1,858,619
2024	—	1,133,210
	7,980,965	7,489,374